DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Revenue [Abstract]
Disclosure of deferred revenue activity

	Stream arrangements	Gold prepays and advance sales (2)	Total
At January 1, 2025	$105,418	$100,000	$205,418
Cash received	135,751	150,000	285,751
Amount recognized as revenue	(20,896)	(100,000)	(120,896)
Accrued interest(1)	16,809	9,718	26,527
As December 31, 2025	$237,082	$159,718	$396,800

Current balance	$7,621	$59,806	$67,427
Non-current balance	$229,461	$99,912	$329,373

	Stream arrangements	Gold prepays and advance sales (2)	Total
At January 1, 2024	$18,661	$—	$18,661
Cash received	100,510	145,000	245,510
Amount recognized as revenue	(20,394)	(45,000)	(65,394)
Accrued interest(1)	6,641	—	6,641
At December 31, 2024	$105,418	$100,000	$205,418

Current balance	$15,878	$25,000	$40,878
Non-current balance	$89,540	$75,000	$164,540
(1) As of December 31, 2025, $16.8 million (2024 - $6.6 million) of accrued interest from stream arrangements has been capitalized, in accordance with IAS 23 - Borrowing Costs.
(2) As of December 31, 2025, comprises a $100.0 million advance sale and a $50.0 million gold prepay. (December 31, 2024 - $25.0 million advance sale and a $75.0 million gold prepay).